UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Intermediate Bond Fund
of America

[photo – bird flying into snow covered birdhouse]

Semi-annual report for the six months ended February 28, 2009

Intermediate Bond Fund of America® seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in debt securities with quality ratings of A or better.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	–2.73%	1.65%	3.69%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.70% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.65%. The fund’s distribution rate for Class A shares as of that date was 3.98%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 31.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Fellow shareholders:

[photo – bird flying into snow covered birdhouse]

Since our last report, the financial markets have encountered extraordinary difficulties and uncertainties that strained global economies and weakened prices for most securities, except for U.S. government bonds. As the recession deepened going into 2009, central banks around the world pushed interest rates to historic lows. At the same time, investors have been exceedingly cautious buyers of debt instruments, mainly favoring high-quality and short-term obligations.

In this challenging environment, Intermediate Bond Fund of America produced a total return of –0.6% for the six months ended February 28, 2009. This compares favorably with the fund’s peer group, as measured by the Lipper Short-Intermediate Investment Grade Debt Funds Average, which returned –2.2% for the same period. In comparison, the fund’s primary benchmark, Barclays Capital U.S. Government/Credit 1–7 Years ex BBB Index*, recorded a 2.9% return. The index return reflects a much larger concentration of government issues than is typically held in this fund.

[Begin Sidebar]
Results at a glance

For periods ended February 28, 2009, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 2/19/88)
Intermediate Bond Fund
of America (Class A shares)	–2.06%	2.05%	3.93%	5.56%

Lipper Short-Intermediate Investment
Grade Debt Funds Average†	–3.92	1.65	3.90	5.55

Barclays Capital U.S. Government/
Credit 1–7 Years ex BBB Index*	2.46	3.91	5.35	6.52

*The index, formerly Lehman Brothers U.S. Government/Credit 1–7 Years ex BBB Index, was taken over by Barclays Capital in 2008. It is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.

† Lipper averages do not reflect the effects of sales charges.
[End Sidebar]

The fund’s total return reflects income generated by portfolio holdings and changes in the share price. For the six months, shareholders received dividends totaling approximately 26 cents a share. This amounts to an income return of almost 2.0% (4.0% annualized) both for those who reinvested dividends and those who took dividends in cash. Nonetheless, a moderate decline in the fund’s share price resulted in the negative total return for the period.

Bond market overview

The fund’s current fiscal year began September 2008 with global financial markets on the threshold of momentous disruptions. In the first few weeks of the month, the federal government took over mortgage giants Fannie Mae and Freddie Mac, as well as troubled insurer AIG; Lehman Brothers, a major investment bank, filed for bankruptcy; the Federal Deposit Insurance Corporation arranged a takeover of faltering Washington Mutual bank; and Merrill Lynch sold itself to Bank of America. Arranged takeovers of other faltering banks followed in October. This cascade of developments set the stage for a broad-based downturn in stocks, bonds and commodities. Government bonds bucked the downtrend, as wary investors flocked to the safety of U.S. Treasuries.

These events were largely precipitated by the ongoing slump in real estate prices and mounting losses on mortgage-related securities. Loan losses have been particularly severe for financial institutions and the impact has been global, leading to a worldwide crisis for financial markets.

To address deteriorating economic and market conditions, Congress passed the Emergency Economic Stabilization Act, which authorized the Treasury to establish the $700 billion Troubled Assets Relief Program (TARP) promoting stability in financial institutions. Additionally, the Federal Reserve established several facilities to help increase liquidity in the debt markets and slashed its federal funds rate in mid-December to a range of 0% – 0.25%, a historic low. In the wake of these actions, yields on U.S. Treasuries also declined to historic lows. (A bond’s price rises when its yield declines, and vice versa.)

Shortly thereafter, bond markets began to show tentative signs of improvement. Corporate new issuance met with generally good demand in early 2009, and a measure of liquidity returned to markets for outstanding bonds. These improvements were mainly relegated to high-quality and short- to intermediate-term bonds — segments of the market that are the fund’s primary focus. Despite these positive developments, the broader bond market has experienced only a partial recovery from the dislocations that mired it last fall.

Effects on the portfolio

In response to the developing crisis, the portfolio counselors of Intermediate Bond Fund of America assumed a more defensive investment posture, which involved two basic adjustments: bolstering the credit quality of the portfolio and shortening its average maturity structure.

Portfolio counselors raised the fund’s quality profile mainly by increasing its weighting in government debt to 54% by the end of February from 43% at the start of the fiscal year. This resulted in a larger exposure both to U.S. Treasuries and federal agency mortgage-backed securities. In general, agency mortgage-backed obligations have been much less affected by problem mortgages than have privately originated mortgage-backed securities. In light of this distinction, portfolio counselors have also lowered the fund’s exposure to privately originated mortgage bonds, mainly by reducing holdings of commercial mortgage-backed securities.

Despite the best efforts of the portfolio counselors, the fund could not entirely avoid the broader downturn in the market. Corporate bonds (especially financials) and asset-backed securities were particularly hard hit in the early months of the period. Though the fund’s exposure to both sectors was reduced, these holdings nonetheless hampered results for the reporting period.

Overall, the fund increased cash and equivalents, which helped lower the average maturity structure of the portfolio. It also affords additional flexibility for counselors to take advantage of opportunities that tend to result from market dislocations. At the end of the period, the fund held more than 750 individual securities, with approximately 67% of bond holdings rated AAA.

Looking ahead

Though significant challenges linger, we are encouraged by market improvements to date and efforts of the new administration to limit disruptions and restore health to both the economy and the banking system. Given the magnitude of dislocations, we anticipate that the recovery will be more gradual than in recent prior downturns. Nonetheless, there are good reasons for investors to take heart and remain focused on their long-term investment goals.

If difficult markets heighten investor anxiety, they also underscore the need for professional investment management. The fund’s portfolio counselors and analysts recognize this and diligently strive to preserve shareholder principal through full market cycles. They also understand that distortions in the market can create potentially attractive investment opportunities for those with the experience and analytic skills necessary to identify long-term values and the patience to persevere. This insight is complemented by the fund’s investment objective: It seeks to provide income and preserve capital by focusing mainly on high-quality, shorter maturity bonds, which historically have displayed lower volatility than stocks, commodities or lower rated, longer maturity bonds.

This time-tested approach has gained renewed appeal as investors seek to preserve principal and earn a higher level of income than most money market funds currently provide. Over the past six months, Intermediate Bond Fund of America has experienced an influx of new shareholders. As a result, fund assets have grown nearly 13%, while the number of shareholder accounts has increased 9%. We take this opportunity to welcome our new shareholders.

We thank you for your continued confidence in our efforts and look forward to reporting to you again at the close of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 13, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type

Mortgage-backed obligations	28.3
U.S. Treasury bonds & notes	26.8
Corporate bonds & notes	21.2
Federal agency bonds & notes	7.6
Asset-backed obligations	6.2
Other	0.7
Short-term securities & other assets less liabilities	9.2
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	29.9%
Federal agencies	24.1
Aaa/AAA	12.7
Aa/AA	6.1
A/A	12.0
Baa/BBB	5.7
Below investment grade	0.3
Short-term securities & other assets less liabilities	9.2

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 90.51%	(000)	(000)	assets

Mortgage-backed obligations - 28.26%
Federal agency mortgage-backed obligations (1) - 19.55%
Fannie Mae:
6.00% 2022	$47,552	$49,775
4.00% 2024 (2)	50,000	50,031
6.00% 2037	23,037	23,875
5.50% 2038	24,239	24,928
6.50% 2039	28,500	29,796
Series 2006-43, Class PX, 6.00% 2036	22,484	23,314
0%-13.50% 2009-2047 (3)	394,510	404,862	9.81%
Freddie Mac:
5.00% 2035	24,933	25,382
5.50% 2038	24,439	24,881
5.50% 2038	21,352	21,892
0%-10.539% 2009-2039 (3)	325,680	333,742	6.56
Government National Mortgage Assn.:
6.00% 2038	77,495	80,181
6.50% 2038	39,776	41,491
6.50% 2038	27,673	28,893
6.00%-9.50% 2009-2038	44,295	46,030	3.18
		1,209,073	19.55

Commercial mortgage-backed securities (1) - 5.46%
Fannie Mae 5.341%-7.30% 2010-2012	18,025	19,067	.31
Other securities		318,246	5.15
		337,313	5.46

Collateralized mortgage-backed obligations (privately originated) - 2.67%
Other securities		165,077	2.67

Other mortgage-backed securities - 0.58%
Other securities		35,589	.58

Total mortgage-backed obligations		1,747,052	28.26

U.S. Treasury bonds & notes - 26.78%
U.S. Treasury:
6.00% 2009	21,325	21,859
2.375% 2011 (2) (4)	29,466	29,835
4.50% 2011	24,500	26,622
4.875% 2011	253,750	274,991
4.25% 2012	78,500	85,713
4.50% 2012	100,000	109,137
4.625% 2012	23,775	26,013
4.625% 2012	20,000	22,039
2.75% 2013	27,785	28,911
3.125% 2013	51,000	53,789
3.50% 2013	33,120	35,472
3.625% 2013	52,750	56,768
4.25% 2013	121,680	134,618
4.25% 2015	119,500	132,280
5.125% 2016	76,500	88,797
7.25% 2016	34,540	43,955
7.50% 2016	54,500	70,429
4.625% 2017	82,300	92,552
3.75% 2018	81,150	86,003
0.875%-5.125% 2009-2018 (2) (4)	223,596	235,758	26.78
		1,655,541	26.78

Corporate bonds & notes - 21.18%
Financials - 8.32%
Other securities		514,076	8.32

Industrials - 2.42%
Other securities		149,621	2.42

Telecommunication services - 2.18%
SBC Communications Inc. 6.25% 2011	34,250	35,729	.58
Other securities		98,811	1.60
		134,540	2.18

Consumer staples - 1.98%
Procter & Gamble Co. 3.50% 2015	7,500	7,427	.12
Other securities		114,966	1.86
		122,393	1.98

Utilities - 1.74%
Other securities		107,363	1.74

Health care - 1.68%
Roche Holding Inc. 5.00% 2014 (5)	29,500	29,838	.48
Other securities		74,102	1.20
		103,940	1.68

Energy - 1.23%
Other securities		76,116	1.23

Other corporate bonds & notes - 1.63%
Other securities		101,534	1.63

Total corporate bonds & notes		1,309,583	21.18

Federal agency bonds & notes - 7.65%
Fannie Mae:
2.875% 2010	20,740	21,255
6.00% 2011	35,000	38,280
5.25% 2012	28,370	29,448
1.75%-5.50% 2011-2017	47,330	48,778	2.23
Freddie Mac:
5.875% 2011	41,667	43,738
5.75% 2016	29,680	30,629
2.875%-6.625% 2009-2010	56,730	58,126	2.14
Federal Home Loan Bank:
4.625% 2012	20,000	21,671
2.875%-5.625% 2011-2018	47,065	48,257	1.13
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	22,277	.36
Other securities		110,356	1.79
		472,815	7.65

Asset-backed obligations - 6.25%
Other securities		386,444	6.25

Other - 0.39%
Other securities		24,387	.39

Total bonds & notes (cost: $5,854,995,000)		5,595,822	90.51

Preferred securities - 0.28%

Other - 0.28%
Other securities		17,197	.28

Total preferred securities (cost: $29,816,000)		17,197	.28

Short-term securities - 9.27%

U.S. Treasury Bills 0.205%-0.275% due 3/5-5/7/2009	156,500	156,465	2.53
Federal Home Loan Bank 0.18%-0.40% due 3/3-6/15/2009	120,500	120,407	1.95
Procter & Gamble International Funding S.C.A. 0.27%-0.35% due 3/13-4/13/2009 (5)	64,500	64,476	1.04
Coca-Cola Co. 0.20%-0.35% due 3/11-4/6/2009 (5)	55,200	55,182	.89
Hewlett-Packard Co. 0.22%-0.28% due 3/10-3/17/2009 (5)	28,200	28,196	.45
Yale University 0.45% due 4/8/2009	28,195	28,181	.45
Abbott Laboratories 0.30% due 4/3/2009 (5)	27,000	26,992	.44
NetJets Inc. 0.31% due 4/2/2009 (5)	25,800	25,793	.42
Caterpillar Financial Services Corp. 0.12% due 3/2/2009	24,560	24,560	.40
Freddie Mac 0.30%-0.45% due 3/18-5/28/2009	24,500	24,487	.40
Other securities		18,596	.30

Total short-term securities (cost: $573,371,000)		573,335	9.27

Total investment securities (cost: $6,458,182,000)		6,186,354	100.06
Other assets less liabilities		(3,470)	(0.06)

Net assets		$6,182,884	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $2,719,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $132,979,000, which represented 2.15% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $928,411,000, which represented 15.02% of the net assets of the fund.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $6,458,182)		$6,186,354
Cash		732
Receivables for:
Sales of investments	$24,295
Sales of fund's shares	53,831
Interest	51,369	129,495
		6,316,581
Liabilities:
Payables for:
Purchases of investments	110,485
Repurchases of fund's shares	15,357
Dividends on fund's shares	2,162
Investment advisory services	1,254
Services provided by affiliates	4,153
Trustees' deferred compensation	123
Other	163	133,697
Net assets at February 28, 2009		$6,182,884

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,611,167
Distributions in excess of net investment income		(1,365)
Accumulated net realized loss		(155,090)
Net unrealized depreciation		(271,828)
Net assets at February 28, 2009		$6,182,884

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (487,743 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$4,418,309	348,543	$12.68
Class B	206,069	16,256	12.68
Class C	298,659	23,560	12.68
Class F-1	462,658	36,497	12.68
Class F-2	13,189	1,040	12.68
Class 529-A	166,524	13,136	12.68
Class 529-B	20,987	1,656	12.68
Class 529-C	64,392	5,080	12.68
Class 529-E	9,087	717	12.68
Class 529-F-1	29,052	2,292	12.68
Class R-1	8,351	659	12.68
Class R-2	131,866	10,402	12.68
Class R-3	133,044	10,495	12.68
Class R-4	65,045	5,131	12.68
Class R-5	155,652	12,279	12.68

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $13.01 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Interest	$130,186
Dividends	30	$130,216

Fees and expenses*:
Investment advisory services	7,895
Distribution services	9,073
Transfer agent services	2,620
Administrative services	1,495
Reports to shareholders	139
Registration statement and prospectus	244
Postage, stationery and supplies	291
Trustees' compensation	(13)
Auditing and legal	55
Custodian	14
Other	116
Total fees and expenses before reimbursements/waivers	21,929
Less reimbursements/waivers of fees and expenses:
Investment advisory services	530
Administrative services	51
Total fees and expenses after reimbursements/waivers		21,348
Net investment income		108,868

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(76,058)
Net unrealized depreciation on investments		(72,860)
Net realized loss and unrealized depreciation on investments		(148,918)
Net decrease in net assets resulting from operations		$(40,050)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2009*	2008
Operations:
Net investment income	$108,868	$225,947
Net realized (loss) gain on investments	(76,058)	3,004
Net unrealized depreciation on investments	(72,860)	(163,474)
Net (decrease) increase in net assets resulting from operations	(40,050)	65,477

Dividends paid or accrued to shareholders from net investment income	(110,533)	(227,631)

Net capital share transactions	857,474	512,620

Total increase in net assets	706,891	350,466

Net assets:
Beginning of period	5,475,993	5,125,527
End of period (including distributions in excess of and undistributed
net investment income: $(1,365) and $300, respectively)	$6,182,884	$5,475,993

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1. Organization and significant accounting policies

Organization – Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five year under normal market conditions. The fund invests primarily in debt securities with quality ratings of A or better.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-rated securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$3,168
Capital loss carryforwards*:
Expiring 2009	$(166)
Expiring 2011	(13,436)
Expiring 2012	(2,039)
Expiring 2014	(11,583)
Expiring 2015	(40,678)	(67,902)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008) †		(10,898)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$106,639
Gross unrealized depreciation on investment securities	(380,880)
Net unrealized depreciation on investment securities	(274,241)
Cost of investment securities	6,460,595

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2009	Year ended August 31, 2008
Class A	$80,259	$161,751
Class B	3,294	7,992
Class C	4,285	9,232
Class F-1	9,642	22,011
Class F-2*	117	7
Class 529-A	3,081	6,265
Class 529-B	333	743
Class 529-C	1,013	2,410
Class 529-E	159	341
Class 529-F-1	580	1,206
Class R-1	111	226
Class R-2	2,088	4,488
Class R-3	2,371	5,115
Class R-4	1,230	2,382
Class R-5	1,970	3,462
Total	$110,533	$227,631

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $530,000. As a result, the fee shown on the accompanying financial statements of $7,895,000, which was equivalent to an annualized rate of 0.283%, was reduced to $7,365,000, or 0.264% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2009, the total administrative services fees paid by CRMC were $51,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,675	$2,506	Not applicable	Not applicable	Not applicable
Class B	991	114	Not applicable	Not applicable	Not applicable
Class C	1,308	Included in administrative services	$178	$34	Not applicable
Class F-1	598		359	36	Not applicable
Class F-2	Not applicable		4	-*	Not applicable
Class 529-A	154		78	16	$77
Class 529-B	103		11	4	10
Class 529-C	315		32	10	32
Class 529-E	21		4	1	4
Class 529-F-1	-		14	3	14
Class R-1	34		3	3	Not applicable
Class R-2	477		95	221	Not applicable
Class R-3	321		95	62	Not applicable
Class R-4	76		45	3	Not applicable
Class R-5	Not applicable		45	2	Not applicable
Total	$9,073	$2,620	$963	$395	$137

* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(13,000), shown on the accompanying financial statements, includes $36,000 in current fees (either paid in cash or deferred) and a net decrease of $49,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	6,172,855
Level 3 – Significant unobservable inputs	13,499
Total	$6,186,354

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 9/1/2008	$-
Net purchases	3,237
Net unrealized appreciation*	289
Net transfers into Level 3	9,973
Ending value at 2/28/2009	$13,499

Net unrealized appreciation during the period on Level 3 investment securities held at 2/28/2009	$428

* Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2009
Class A	$1,390,610	109,043	$73,158	5,768	$(760,519)	(59,695)	$703,249	55,116
Class B	41,967	3,287	3,000	237	(40,130)	(3,149)	4,837	375
Class C	111,494	8,724	3,859	305	(58,127)	(4,562)	57,226	4,467
Class F-1	140,873	11,041	8,573	676	(190,946)	(15,018)	(41,500)	(3,301)
Class F-2	12,457	979	46	3	(2,844)	(224)	9,659	758
Class 529-A	31,871	2,498	3,095	244	(16,229)	(1,275)	18,737	1,467
Class 529-B	2,360	185	335	27	(2,086)	(164)	609	48
Class 529-C	9,378	736	1,017	80	(9,503)	(746)	892	70
Class 529-E	1,714	134	159	13	(1,200)	(94)	673	53
Class 529-F-1	4,604	361	584	46	(2,891)	(228)	2,297	179
Class R-1	4,234	333	111	9	(2,440)	(192)	1,905	150
Class R-2	31,953	2,499	2,083	164	(26,796)	(2,104)	7,240	559
Class R-3	34,555	2,708	2,368	187	(33,216)	(2,606)	3,707	289
Class R-4	17,489	1,367	1,236	97	(12,845)	(1,004)	5,880	460
Class R-5	91,162	7,157	1,553	122	(10,652)	(834)	82,063	6,445
Total net increase
(decrease)	$1,926,721	151,052	$101,177	7,978	$(1,170,424)	(91,895)	$857,474	67,135

Year ended August 31, 2008
Class A	$1,179,157	88,158	$145,396	10,911	$(930,366)	(69,759)	$394,187	29,310
Class B	32,266	2,405	7,038	528	(52,628)	(3,950)	(13,324)	(1,017)
Class C	61,260	4,568	8,074	606	(74,876)	(5,616)	(5,542)	(442)
Class F-1	251,567	18,814	19,522	1,465	(219,593)	(16,483)	51,496	3,796
Class F-2†	3,659	281	6	1	-	-	3,665	282
Class 529-A	36,868	2,759	6,241	469	(21,754)	(1,633)	21,355	1,595
Class 529-B	1,995	149	741	55	(2,173)	(163)	563	41
Class 529-C	7,327	549	2,401	180	(12,424)	(933)	(2,696)	(204)
Class 529-E	1,941	145	339	25	(1,491)	(112)	789	58
Class 529-F-1	7,619	571	1,200	90	(4,770)	(358)	4,049	303
Class R-1	5,582	415	221	17	(4,373)	(326)	1,430	106
Class R-2	48,327	3,610	4,445	334	(37,607)	(2,818)	15,165	1,126
Class R-3	66,350	4,961	5,078	381	(53,244)	(3,984)	18,184	1,358
Class R-4	29,890	2,238	2,369	178	(16,511)	(1,241)	15,748	1,175
Class R-5	23,159	1,736	2,646	199	(18,254)	(1,369)	7,551	566
Total net increase
(decrease)	$1,756,967	131,359	$205,717	15,439	$(1,450,064)	(108,745)	$512,620	38,053

* Includes exchanges between share classes of the fund.
†Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $700,841,000 and $1,297,477,000, respectively, during the six months ended February 28, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/28/2009	(5)	$13.02	$.26	$(.34)	$(.08)	$(.26)	$12.68	(.62)%	$4,418.68%		(6)	.66%	(6)	4.00%	(6)
Year ended 8/31/2008		13.40	.57	(.37)	.20	(.58)	13.02	1.50	3,820.70			.67		4.32
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.55	3,539.70			.67		4.39
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	3,513.71			.68		3.93
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	3,745.70			.69		3.22
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	3,768.70			.70		2.84
Class B:
Six months ended 2/28/2009	(5)	13.02	.21	(.34)	(.13)	(.21)	12.68	(.99)	206	1.43	(6)	1.41	(6)	3.27	(6)
Year ended 8/31/2008		13.40	.48	(.37)	.11	(.49)	13.02	.76	207	1.43		1.40		3.61
Year ended 8/31/2007		13.39	.49	.01	.50	(.49)	13.40	3.80	226	1.43		1.40		3.66
Year ended 8/31/2006		13.63	.44	(.24)	.20	(.44)	13.39	1.50	263	1.42		1.39		3.23
Year ended 8/31/2005		13.80	.35	(.16)	.19	(.36)	13.63	1.39	303	1.40		1.38		2.52
Year ended 8/31/2004		13.74	.30	.08	.38	(.32)	13.80	2.78	339	1.39		1.39		2.15
Class C:
Six months ended 2/28/2009	(5)	13.02	.21	(.34)	(.13)	(.21)	12.68	(1.01)	299	1.48	(6)	1.46	(6)	3.21	(6)
Year ended 8/31/2008		13.40	.47	(.37)	.10	(.48)	13.02	.71	248	1.48		1.45		3.56
Year ended 8/31/2007		13.39	.48	.01	.49	(.48)	13.40	3.75	262	1.49		1.46		3.61
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.44	307	1.47		1.44		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.32	360	1.47		1.45		2.45
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.70	383	1.47		1.47		2.07
Class F-1:
Six months ended 2/28/2009	(5)	13.02	.25	(.34)	(.09)	(.25)	12.68	(.64)	463.72		(6)	.70	(6)	3.97	(6)
Year ended 8/31/2008		13.40	.57	(.37)	.20	(.58)	13.02	1.49	518.71			.68		4.31
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.56	482.69			.66		4.39
Year ended 8/31/2006		13.63	.54	(.24)	.30	(.54)	13.39	2.25	446.66			.63		3.99
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	377.70			.68		3.23
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.48	304.70			.70		2.80
Class F-2:
Six months ended 2/28/2009	(5)	13.02	.27	(.34)	(.07)	(.27)	12.68	(.51)	13.46		(6)	.44	(6)	4.12	(6)
Period from 8/8/2008 to 8/31/2008		13.03	.03	(.01)	.02	(.03)	13.02	.19	4.03			.03		.27
Class 529-A:
Six months ended 2/28/2009	(5)	13.02	.25	(.34)	(.09)	(.25)	12.68	(.65)	167.74		(6)	.72	(6)	3.95	(6)
Year ended 8/31/2008		13.40	.57	(.37)	.20	(.58)	13.02	1.44	152.76			.73		4.27
Year ended 8/31/2007		13.39	.58	.01	.59	(.58)	13.40	4.49	135.76			.73		4.33
Year ended 8/31/2006		13.63	.52	(.24)	.28	(.52)	13.39	2.17	115.75			.72		3.91
Year ended 8/31/2005		13.80	.43	(.16)	.27	(.44)	13.63	2.03	99.75			.73		3.18
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	79.70			.70		2.81
Class 529-B:
Six months ended 2/28/2009	(5)	13.02	.20	(.34)	(.14)	(.20)	12.68	(1.05)	21	1.55	(6)	1.53	(6)	3.14	(6)
Year ended 8/31/2008		13.40	.46	(.37)	.09	(.47)	13.02	.64	21	1.55		1.52		3.48
Year ended 8/31/2007		13.39	.47	.01	.48	(.47)	13.40	3.66	21	1.56		1.53		3.53
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.37	21	1.55		1.52		3.10
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.20	22	1.59		1.57		2.34
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.58	20	1.59		1.59		1.93
Class 529-C:
Six months ended 2/28/2009	(5)	13.02	.20	(.34)	(.14)	(.20)	12.68	(1.05)	64	1.54	(6)	1.52	(6)	3.15	(6)
Year ended 8/31/2008		13.40	.46	(.37)	.09	(.47)	13.02	.64	65	1.55		1.52		3.49
Year ended 8/31/2007		13.39	.47	.01	.48	(.47)	13.40	3.67	70	1.56		1.53		3.54
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.38	75	1.53		1.51		3.12
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.21	69	1.57		1.55		2.36
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.59	55	1.58		1.58		1.94
Class 529-E:
Six months ended 2/28/2009	(5)	13.02	.23	(.34)	(.11)	(.23)	12.68	(.80)	9	1.04	(6)	1.02	(6)	3.65	(6)
Year ended 8/31/2008		13.40	.53	(.37)	.16	(.54)	13.02	1.16	9	1.04		1.01		3.99
Year ended 8/31/2007		13.39	.54	.01	.55	(.54)	13.40	4.19	8	1.05		1.02		4.05
Year ended 8/31/2006		13.63	.49	(.24)	.25	(.49)	13.39	1.89	7	1.02		1.00		3.63
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.73	6	1.06		1.04		2.88
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	5	1.06		1.06		2.44

Class 529-F-1:
Six months ended 2/28/2009	(5)	$13.02	$.27	$(.34)	$(.07)	$(.27)	$12.68	(.55)%	$29.54%		(6)	.52%	(6)	4.15%	(6)
Year ended 8/31/2008		13.40	.60	(.37)	.23	(.61)	13.02	1.67	27.54			.51		4.49
Year ended 8/31/2007		13.39	.61	.01	.62	(.61)	13.40	4.71	24.55			.52		4.55
Year ended 8/31/2006		13.63	.55	(.24)	.31	(.55)	13.39	2.39	18.52			.50		4.15
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.05	12.72			.70		3.22
Year ended 8/31/2004		13.74	.38	.08	.46	(.40)	13.80	3.37	7.81			.81		2.67
Class R-1:
Six months ended 2/28/2009	(5)	13.02	.21	(.34)	(.13)	(.21)	12.68	(1.02)	8	1.49	(6)	1.47	(6)	3.18	(6)
Year ended 8/31/2008		13.40	.47	(.37)	.10	(.48)	13.02	.69	7	1.50		1.47		3.53
Year ended 8/31/2007		13.39	.48	.01	.49	(.48)	13.40	3.69	5	1.58		1.51		3.55
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.43	5	1.58		1.46		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.30	4	1.59		1.47		2.46
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.68	3	1.62		1.48		2.03
Class R-2:
Six months ended 2/28/2009	(5)	13.02	.21	(.34)	(.13)	(.21)	12.68	(1.01)	132	1.55	(6)	1.45	(6)	3.22	(6)
Year ended 8/31/2008		13.40	.47	(.37)	.10	(.48)	13.02	.72	128	1.56		1.44		3.56
Year ended 8/31/2007		13.39	.49	.01	.50	(.49)	13.40	3.76	117	1.62		1.45		3.62
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.45	106	1.77		1.44		3.19
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.34	93	1.80		1.43		2.49
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.72	71	1.89		1.45		2.05
Class R-3:
Six months ended 2/28/2009	(5)	13.02	.23	(.34)	(.11)	(.23)	12.68	(.80)	133	1.05	(6)	1.03	(6)	3.64	(6)
Year ended 8/31/2008		13.40	.53	(.37)	.16	(.54)	13.02	1.15	133	1.04		1.01		3.99
Year ended 8/31/2007		13.39	.54	.01	.55	(.54)	13.40	4.17	119	1.07		1.04		4.02
Year ended 8/31/2006		13.63	.48	(.24)	.24	(.48)	13.39	1.83	105	1.09		1.05		3.57
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.72	90	1.09		1.05		2.87
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	63	1.10		1.07		2.43
Class R-4:
Six months ended 2/28/2009	(5)	13.02	.25	(.34)	(.09)	(.25)	12.68	(.64)	65.71		(6)	.69	(6)	3.97	(6)
Year ended 8/31/2008		13.40	.57	(.37)	.20	(.58)	13.02	1.48	61.72			.69		4.30
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.53	47.71			.68		4.39
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	33.71			.68		3.96
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	24.71			.69		3.25
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.47	13.71			.71		2.74
Class R-5:
Six months ended 2/28/2009	(5)	13.02	.27	(.34)	(.07)	(.27)	12.68	(.49)	156.41		(6)	.39	(6)	4.18	(6)
Year ended 8/31/2008		13.40	.61	(.37)	.24	(.62)	13.02	1.79	76.41			.38		4.62
Year ended 8/31/2007		13.39	.63	.01	.64	(.63)	13.40	4.84	71.42			.39		4.67
Year ended 8/31/2006		13.63	.57	(.24)	.33	(.57)	13.39	2.51	66.41			.38		4.24
Year ended 8/31/2005		13.80	.48	(.16)	.32	(.49)	13.63	2.40	66.39			.37		3.53
Year ended 8/31/2004		13.74	.44	.08	.52	(.46)	13.80	3.81	65.39			.39		3.11

	Six months ended	Year ended August 31
	February 28, 2009 (5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	46%	80%	63%	71%	76%	68%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$993.81	$3.26	.66%
Class A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B -- actual return	1,000.00	990.12	6.96	1.41
Class B -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C -- actual return	1,000.00	989.90	7.20	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	993.58	3.46	.70
Class F-1 -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 -- actual return	1,000.00	994.89	2.18	.44
Class F-2 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A -- actual return	1,000.00	993.52	3.56	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	989.51	7.55	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C -- actual return	1,000.00	989.53	7.50	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	992.03	5.04	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 529-F-1 -- actual return	1,000.00	994.51	2.57	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 -- actual return	1,000.00	989.75	7.25	1.47
Class R-1 -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-2 -- actual return	1,000.00	989.90	7.15	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-3 -- actual return	1,000.00	991.96	5.09	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-4 -- actual return	1,000.00	993.62	3.41	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 -- actual return	1,000.00	995.11	1.93	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver that was then in effect. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–5.77%	1.10%	3.52%
Not reflecting CDSC	–0.98	1.45	3.52

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–1.98	1.40	2.43
Not reflecting CDSC	–1.02	1.40	2.43

Class F-1 shares[2] — first sold 3/19/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–0.27	2.18	3.22

Class F-2 shares[2] — first sold 8/8/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	0.69	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 2.50% maximum sales charge	–2.79	1.60	2.51
Not reflecting maximum sales charge	–0.31	2.12	2.88

Class 529-B shares[1,4] — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–5.89	0.96	2.06
Not reflecting CDSC	–1.10	1.31	2.06

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–2.04	1.32	2.07
Not reflecting CDSC	–1.09	1.32	2.07

Class 529-E shares[2,4] — first sold 3/15/02	–0.59	1.83	2.74

Class 529-F-1 shares[2,4] — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–0.09	2.27	2.54

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
>Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-923-0409P

Litho in USA KBDA/L/8086-S16775

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®

Investment portfolio

February 28, 2009
unaudited

Bonds & notes — 90.51%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 28.26%
Federal agency mortgage-backed obligations[1] — 19.55%
Fannie Mae 7.00% 2009	$2	$2
Fannie Mae 7.50% 2009	8	8
Fannie Mae 7.50% 2009	2	1
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	1	1
Fannie Mae 9.00% 2009	—	—
Fannie Mae 9.50% 2009	17	17
Fannie Mae 7.00% 2010	2	2
Fannie Mae 9.50% 2010	1	1
Fannie Mae 7.00% 2011	109	110
Fannie Mae 7.00% 2011	63	64
Fannie Mae 7.00% 2011	9	9
Fannie Mae 7.00% 2012	108	110
Fannie Mae 7.00% 2015	975	1,025
Fannie Mae 7.00% 2015	241	254
Fannie Mae 7.00% 2015	42	44
Fannie Mae 7.00% 2015	23	24
Fannie Mae 7.50% 2015	453	476
Fannie Mae 7.50% 2015	430	453
Fannie Mae 7.50% 2015	185	195
Fannie Mae 7.50% 2015	160	169
Fannie Mae 7.50% 2015	50	53
Fannie Mae 7.50% 2015	48	50
Fannie Mae 7.50% 2015	44	46
Fannie Mae 9.00% 2015	281	297
Fannie Mae 13.50% 2015	113	128
Fannie Mae 7.00% 2016	711	749
Fannie Mae 7.00% 2016	321	338
Fannie Mae 7.00% 2016	162	171
Fannie Mae 7.50% 2016	186	197
Fannie Mae 9.00% 2016	432	464
Fannie Mae 11.50% 2016	140	156
Fannie Mae 7.00% 2017	714	754
Fannie Mae 7.00% 2017	506	534
Fannie Mae 7.00% 2017	279	294
Fannie Mae 9.00% 2018	12	13
Fannie Mae 10.00% 2018	73	81
Fannie Mae 11.50% 2019	362	400
Fannie Mae 11.00% 2020	126	143
Fannie Mae 11.00% 2020	59	66
Fannie Mae 11.50% 2020	79	89
Fannie Mae 10.00% 2021	139	163
Fannie Mae 6.00% 2022	47,552	49,775
Fannie Mae 9.50% 2022	36	40
Fannie Mae 5.50% 2023	13,717	14,249
Fannie Mae 5.50% 2023	9,632	10,002
Fannie Mae 7.50% 2023	167	176
Fannie Mae 4.00% 2024[2]	50,000	50,031
Fannie Mae 6.00% 2024	3,359	3,483
Fannie Mae 6.00% 2026	2,251	2,334
Fannie Mae 8.50% 2026	23	25
Fannie Mae 9.167% 2026[3]	684	748
Fannie Mae 9.50% 2026	369	416
Fannie Mae 8.50% 2027	52	57
Fannie Mae 6.00% 2028	7,125	7,370
Fannie Mae 6.00% 2028	3,831	3,962
Fannie Mae 6.00% 2028	2,631	2,721
Fannie Mae 7.50% 2031	77	82
Fannie Mae 6.50% 2034	6,882	7,232
Fannie Mae 6.50% 2035	5,500	5,803
Fannie Mae 6.00% 2036	5,499	5,689
Fannie Mae 6.00% 2036	2,199	2,275
Fannie Mae 5.50% 2037	7,178	7,310
Fannie Mae 5.50% 2037	4,735	4,822
Fannie Mae 5.632% 2037[3]	6,119	6,337
Fannie Mae 5.842% 2037[3]	13,304	13,876
Fannie Mae 5.844% 2037[3]	9,909	10,339
Fannie Mae 6.00% 2037	23,037	23,875
Fannie Mae 6.00% 2037	16,259	16,851
Fannie Mae 6.008% 2037[3]	6,195	6,437
Fannie Mae 6.50% 2037	11,467	11,950
Fannie Mae 6.50% 2037	11,168	11,639
Fannie Mae 6.50% 2037	3,981	4,149
Fannie Mae 7.00% 2037	16,210	17,184
Fannie Mae 7.00% 2037	15,723	16,668
Fannie Mae 7.00% 2037	8,223	8,655
Fannie Mae 7.00% 2037	8,194	8,625
Fannie Mae 7.00% 2037	7,303	7,741
Fannie Mae 7.00% 2037	4,940	5,199
Fannie Mae 7.00% 2037	2,987	3,144
Fannie Mae 7.00% 2037	1,874	1,973
Fannie Mae 7.00% 2037	1,276	1,353
Fannie Mae 7.00% 2037	1,119	1,178
Fannie Mae 7.50% 2037	3,530	3,716
Fannie Mae 7.50% 2037	918	966
Fannie Mae 4.436% 2038[3]	6,006	6,128
Fannie Mae 4.539% 2038[3]	2,324	2,375
Fannie Mae 5.45% 2038[3]	4,715	4,880
Fannie Mae 5.50% 2038	24,239	24,928
Fannie Mae 5.545% 2038[3]	2,829	2,916
Fannie Mae 6.00% 2038	6,127	6,337
Fannie Mae 6.50% 2038	6,076	6,361
Fannie Mae 6.50% 2038	4,223	4,401
Fannie Mae 6.50% 2038	4,188	4,384
Fannie Mae 5.123% 2039[3]	4,989	5,144
Fannie Mae 6.50% 2039	28,500	29,796
Fannie Mae 6.50% 2039	3,621	3,818
Fannie Mae 6.50% 2047	18,000	18,709
Fannie Mae 7.00% 2047	1,244	1,306
Fannie Mae 7.00% 2047	265	278
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,341
Fannie Mae, Series 88-16, Class B, 9.50% 2018	16	18
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	319	354
Fannie Mae, Series 2001-4, Class GA, 10.138% 2025[3]	688	774
Fannie Mae, Series 2001-4, Class NA, 11.86% 2025[3]	1,536	1,706
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,256	1,340
Fannie Mae, Series 2001-20, Class D, 11.037% 2031[3]	122	138
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,272	6,294
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	10,123	8,527
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	5,430	4,258
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	22,484	23,314
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	10,171	10,562
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	7,088	7,438
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	12,491	9,876
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	9,629	9,900
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	10,962	11,386
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	300	319
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	275	284
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,295	1,382
Freddie Mac 8.50% 2009	4	4
Freddie Mac 8.00% 2010	5	5
Freddie Mac 8.00% 2012	13	13
Freddie Mac 6.00% 2014	53	55
Freddie Mac 6.00% 2014	41	43
Freddie Mac 7.00% 2015	55	58
Freddie Mac 8.50% 2018	—	—
Freddie Mac 10.00% 2018	380	422
Freddie Mac 10.00% 2019	272	304
Freddie Mac 8.50% 2020	17	19
Freddie Mac 10.00% 2021	110	122
Freddie Mac 4.50% 2023	14,570	14,839
Freddie Mac 5.00% 2023	18,547	19,103
Freddie Mac 5.00% 2023	14,177	14,604
Freddie Mac 5.00% 2023	4,292	4,421
Freddie Mac 5.00% 2023	3,627	3,736
Freddie Mac 10.00% 2025	144	160
Freddie Mac 6.00% 2026	983	1,019
Freddie Mac 6.00% 2026	439	455
Freddie Mac 6.50% 2027	5,691	5,957
Freddie Mac 9.00% 2030	185	201
Freddie Mac 6.00% 2032	2,083	2,159
Freddie Mac 5.00% 2035	24,933	25,382
Freddie Mac 4.762% 2037[3]	4,053	4,147
Freddie Mac 5.50% 2037	8,624	8,842
Freddie Mac 5.50% 2037	2,010	2,061
Freddie Mac 5.719% 2037[3]	6,807	7,066
Freddie Mac 5.858% 2037[3]	2,049	2,125
Freddie Mac 5.981% 2037[3]	13,581	14,077
Freddie Mac 6.00% 2037	4,150	4,303
Freddie Mac 6.00% 2037	4,006	4,160
Freddie Mac 6.00% 2037	1,384	1,438
Freddie Mac 6.062% 2037[3]	4,874	5,057
Freddie Mac 6.26% 2037[3]	4,672	4,853
Freddie Mac 6.276% 2037[3]	6,914	7,169
Freddie Mac 6.343% 2037[3]	7,826	8,129
Freddie Mac 6.50% 2037	16,596	17,371
Freddie Mac 6.50% 2037	6,644	6,954
Freddie Mac 6.50% 2037	1,288	1,342
Freddie Mac 4.651% 2038[3]	7,095	7,240
Freddie Mac 4.978% 2038[3]	1,796	1,845
Freddie Mac 5.00% 2038	7,005	7,121
Freddie Mac 5.00% 2038	5	5
Freddie Mac 5.179% 2038[3]	1,874	1,924
Freddie Mac 5.50% 2038	24,439	24,881
Freddie Mac 5.50% 2038	21,352	21,892
Freddie Mac 5.50% 2038	9,398	9,636
Freddie Mac 5.545% 2038[3]	4,654	4,811
Freddie Mac 5.596% 2038[3]	18,195	18,802
Freddie Mac 6.00% 2038	8,838	9,160
Freddie Mac 6.50% 2038	16,617	17,393
Freddie Mac 6.50% 2038	9,737	10,192
Freddie Mac 6.50% 2038	7,183	7,518
Freddie Mac 6.50% 2038	6,817	7,135
Freddie Mac 6.50% 2038	723	757
Freddie Mac 6.50% 2039	2,677	2,802
Freddie Mac, Series 2310, Class B, 9.885% 2015[3]	61	68
Freddie Mac, Series 2356, Class GD, 6.00% 2016	11,712	12,297
Freddie Mac, Series 2310, Class A, 10.539% 2017[3]	159	175
Freddie Mac, Series 1567, Class A, 0.90% 2023[3]	75	71
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,446	1,405
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	543	574
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,142	14,670
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	10,503	8,635
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	5,149	4,184
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,146	7,512
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,471	2,078
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,493	8,939
Government National Mortgage Assn. 9.50% 2009	41	42
Government National Mortgage Assn. 9.00% 2016	11	12
Government National Mortgage Assn. 8.50% 2017	88	94
Government National Mortgage Assn. 9.50% 2020	57	64
Government National Mortgage Assn. 9.50% 2020	40	45
Government National Mortgage Assn. 8.50% 2021	158	171
Government National Mortgage Assn. 8.50% 2021	73	80
Government National Mortgage Assn. 8.50% 2022	36	39
Government National Mortgage Assn. 8.50% 2022	32	35
Government National Mortgage Assn. 8.50% 2022	18	19
Government National Mortgage Assn. 8.50% 2023	209	227
Government National Mortgage Assn. 6.00% 2038	77,495	80,181
Government National Mortgage Assn. 6.00% 2038	13,789	14,266
Government National Mortgage Assn. 6.00% 2038	10,716	11,088
Government National Mortgage Assn. 6.50% 2038	39,776	41,491
Government National Mortgage Assn. 6.50% 2038	27,673	28,893
Government National Mortgage Assn. 6.50% 2038	18,040	18,818
Government National Mortgage Assn. 6.50% 2038	987	1,030
		1,209,073

Commercial mortgage-backed securities[1] — 5.46%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	7,967	7,284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	7,291
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[3]	1,783	862
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[3]	5,000	4,221
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,498	4,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,192
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,149	5,669
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3]	1,000	748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,152
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,156	6,068
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	858
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.591% 2036[3]	2,000	694
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 2036[3,4]	1,600	457
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,215	7,969
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,856	2,753
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[4]	2,000	690
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[3]	3,000	2,714
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	13,500	10,553
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.96% 2041[3]	1,500	1,470
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	8,350	7,640
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4]	1,270	1,137
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	8,750	7,787
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[4]	3,000	2,595
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[4]	2,000	1,670
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,778
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,289
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	12,000	11,460
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	8,180	7,485
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	17,695	17,413
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[3,4]	3,000	1,428
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	11,350	10,726
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	7,063	6,392
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,361	9,245
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,269	5,959
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	6,250	5,562
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4]	1,000	835
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	1,000	810
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	7,500	6,375
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	4,482	4,403
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,275
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,677
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,625	2,498
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	1,970
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	10,533	10,357
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	770	633
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	6,554	6,211
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,000	5,332
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	996	972
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,415	1,323
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.116% 2039[3]	2,000	993
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,057
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[3]	2,000	1,636
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,435
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,465
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	10,000	10,535
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	12,000	10,431
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[4]	1,946	2,018
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[4]	7,500	8,009
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[4]	5,000	5,316
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[4]	3,800	4,060
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.996% 2031[3,4]	22,739	459
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,545	2,486
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	957	949
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	3,691
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	5,875	5,739
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	938	919
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,658	1,673
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	2,190	2,174
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	355	353
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,812
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.997% 2016[3,4]	1,000	985
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	428	426
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,152	2,971
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[4]	4,092	4,214
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	173	173
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,695	3,630
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	3,227	2,990
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[3]	6,500	2,682
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[3]	2,000	1,652
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 2042[3]	1,000	410
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[3]	3,000	1,711
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,683	1,673
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	1,813	1,667
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	967	965
		337,313

Collateralized mortgage-backed obligations (privately originated)[1] — 2.67%
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,452	2,342
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,531	1,643
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.844% 2047[3]	37,728	15,689
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	506	422
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	422	257
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	681	471
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,589	1,441
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	19,359	10,688
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.709% 2033[3]	4,974	4,057
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.658% 2036[3]	3,206	2,114
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037	12,500	6,569
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.17% 2035[3]	3,965	1,909
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.735% 2036[3]	22,613	9,147
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.18% 2036[3]	3,188	1,402
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	13,668	7,478
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	7,586	4,228
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,788	2,876
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,216	725
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	4,684
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	5,996	2,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.854% 2036[3]	2,612	1,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.889% 2036[3]	3,510	1,685
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.873% 2037[3]	9,143	4,166
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.926% 2037[3]	4,143	1,814
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.971% 2047[3]	4,319	1,993
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,815	4,275
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,372	1,185
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,764	1,383
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,668	1,906
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,650	1,151
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1-A, 0.924% 2034[3]	8,195	4,283
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.596% 2037[3]	8,445	3,702
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.594% 2046[3]	9,223	7,782
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	6,500	3,312
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.924% 2035[3]	5,966	3,242
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.444% 2027[3,4]	1,629	1,624
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.635% 2027[3,4]	1,712	1,712
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.75% 2028[3,4]	2,387	2,497
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.073% 2033[3]	248	162
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.317% 2037[3]	5,352	2,838
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.338% 2037[3]	2,352	1,428
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.842% 2037[3]	2,420	1,114
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.45% 2019[3,4]	6,387	5,356
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.104% 2036[3]	9,196	4,145
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	4,949	3,491
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.229% 2034[3]	2,173	1,225
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[3]	4,337	2,089
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	1,500	694
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,471	2,498
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3]	6,321	3,061
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.914% 2035[3]	4,735	2,890
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	2,284	1,676
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	2,532	1,467
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[3]	738	432
Paine Webber CMO, Series O, Class 5, 9.50% 2019	166	181
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.983% 2036[3]	217	158
		165,077

Other mortgage-backed securities[1] — 0.58%
Bank of America 5.50% 2012[4]	14,815	14,482
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	8,190	7,897
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[4]	6,600	6,175
Northern Rock PLC 5.625% 2017[4]	5,735	5,079
DEPFA ACS Bank 4.75% 2010	1,000	983
HBOS Treasury Services PLC 5.25% 2017[4]	1,070	973
		35,589

Total mortgage-backed obligations		1,747,052

U.S. TREASURY BONDS & NOTES — 26.78%
U.S. Treasury 4.875% 2009	16,754	17,007
U.S. Treasury 6.00% 2009	21,325	21,859
U.S. Treasury 0.875% 2010[2,5]	16,658	16,461
U.S. Treasury 2.00% 2010	15,000	15,176
U.S. Treasury 4.00% 2010	9,125	9,430
U.S. Treasury 4.75% 2010	10,000	10,376
U.S. Treasury 1.125% 2011	8,980	8,934
U.S. Treasury 2.375% 2011[2,5]	29,466	29,835
U.S. Treasury 4.50% 2011	24,500	26,622
U.S. Treasury 4.50% 2011	9,525	10,187
U.S. Treasury 4.875% 2011	253,750	274,991
U.S. Treasury 4.875% 2011	16,645	18,008
U.S. Treasury 5.125% 2011	15,000	16,371
U.S. Treasury 2.00% 2012[2,5]	18,049	18,728
U.S. Treasury 4.25% 2012	78,500	85,713
U.S. Treasury 4.50% 2012	100,000	109,137
U.S. Treasury 4.625% 2012	23,775	26,013
U.S. Treasury 4.625% 2012	20,000	22,039
U.S. Treasury 4.75% 2012	15,000	16,542
U.S. Treasury 2.75% 2013	27,785	28,911
U.S. Treasury 2.75% 2013	1,675	1,738
U.S. Treasury 3.125% 2013	51,000	53,789
U.S. Treasury 3.125% 2013	5,000	5,269
U.S. Treasury 3.375% 2013	15,000	16,005
U.S. Treasury 3.50% 2013	33,120	35,472
U.S. Treasury 3.625% 2013	52,750	56,768
U.S. Treasury 3.875% 2013	15,000	16,285
U.S. Treasury 4.25% 2013	121,680	134,618
U.S. Treasury 4.00% 2014	11,775	12,954
U.S. Treasury 4.25% 2014	11,800	13,162
U.S. Treasury 4.25% 2015	119,500	132,280
U.S. Treasury 5.125% 2016	76,500	88,797
U.S. Treasury 7.25% 2016	34,540	43,955
U.S. Treasury 7.50% 2016	54,500	70,429
U.S. Treasury 4.625% 2017	82,300	92,552
U.S. Treasury 3.50% 2018	12,610	13,125
U.S. Treasury 3.75% 2018	81,150	86,003
		1,655,541

CORPORATE BONDS & NOTES — 21.18%
Financials — 8.32%
New York Life Global Funding 4.625% 2010[4]	5,000	4,961
New York Life Global Funding 5.25% 2012[4]	16,500	16,477
New York Life Global Funding 4.65% 2013[4]	14,000	13,758
Monumental Global Funding II, Series 2004-B, 3.90% 2009[4]	5,000	4,979
Monumental Global Funding II, Series 2004-F, 4.375% 2009[4]	2,000	1,990
Monumental Global Funding II, Series 2005-B, 4.625% 2010[4]	2,500	2,404
Monumental Global Funding 5.50% 2013[4]	5,495	4,847
Monumental Global Funding III 1.294% 2014[3,4]	11,140	7,465
Monumental Global Funding III 5.25% 2014[4]	10,000	9,429
American Express Co. 4.75% 2009	8,500	8,491
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,752
American Express Co. 6.15% 2017	9,555	8,536
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	18,010	16,770
Westfield Group 5.40% 2012[4]	8,000	6,817
Santander Issuances, SA Unipersonal 1.885% 2016[3,4]	3,000	2,263
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	21,300	17,269
JPMorgan Chase & Co. 5.60% 2011	3,000	3,060
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,112
JPMorgan Chase & Co. 4.75% 2013	6,000	5,820
JPMorgan Chase & Co. 4.891% 2015[3]	2,180	1,751
JPMorgan Chase Bank NA 5.875% 2016	3,250	3,072
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[4]	4,000	3,989
Metropolitan Life Global Funding I, 5.125% 2013[4]	15,250	14,582
Citigroup Inc. 4.125% 2010	13,150	12,307
Citigroup Inc. 4.625% 2010	3,000	2,754
Citigroup Inc. 6.50% 2013	2,500	2,333
Jackson National Life Global 5.375% 2013[4]	17,565	16,064
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	11,693
Bank of America Corp. 5.30% 2017	5,070	3,748
Berkshire Hathaway Finance Corp. 4.60% 2013	9,925	10,088
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,650
PRICOA Global Funding I 4.20% 2010[4]	10,000	9,825
PRICOA Global Funding I 5.30% 2013[4]	5,000	4,586
UniCredito Italiano SpA 5.584% 2017[3,4]	17,750	11,085
UniCredito Italiano SpA 6.00% 2017[4]	3,300	2,544
HVB Funding Trust I 8.741% 2031[4]	3,250	735
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,590
American Honda Finance Corp. 1.534% 2010[3,4]	5,000	4,858
American Honda Finance Corp. 5.125% 2010[4]	13,000	12,837
Korea Development Bank 4.625% 2010	5,000	4,869
Korea Development Bank 5.30% 2013	2,500	2,284
Korea Development Bank 8.00% 2014	5,350	5,391
ORIX Corp. 5.48% 2011	16,750	11,612
Simon Property Group, LP 5.00% 2012	1,000	893
Simon Property Group, LP 5.75% 2012	8,000	7,255
Simon Property Group, LP 5.875% 2017	2,500	2,015
Simon Property Group, LP 6.125% 2018	1,740	1,424
Kimco Realty Corp., Series C, 4.82% 2014	795	586
Kimco Realty Corp., Series C, 4.904% 2015	7,500	5,217
Kimco Realty Corp., Series C, 5.783% 2016	4,500	3,283
Kimco Realty Corp. 5.70% 2017	3,500	2,365
Allstate Life Global Funding Trust, Series 2005-4, 4.25% 2010	2,000	1,978
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,380
Principal Life Insurance Co. 3.20% 2009	6,000	6,008
Principal Life Insurance Co. 5.30% 2013	5,500	5,245
Scotland International Finance No. 2 BV 4.25% 2013[4]	195	169
HBOS PLC 6.75% 2018[4]	10,265	8,254
HBOS PLC 5.375% (undated)[3,4]	7,657	2,335
Principal Life Global Funding I 4.40% 2010[4]	9,000	8,804
Principal Life Insurance Co. 6.25% 2012[4]	1,600	1,572
TIAA Global Markets 4.95% 2013[4]	10,000	9,920
Northern Trust Corp. 5.50% 2013	6,500	6,731
Northern Trust Co. 5.85% 2017[6]	2,750	2,719
National Westminster Bank PLC 7.375% 2009	2,500	2,463
Royal Bank of Scotland Group PLC 6.375% 2011	225	219
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	5,846
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	300	82
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	5,786
Wells Fargo Bank, National Assn. 5.75% 2016	2,900	2,703
PNC Funding Corp. 5.125% 2010	4,000	3,991
PNC Funding Corp., Series II, 6.113% (undated)[2,3,4]	16,300	4,425
Lincoln National Corp. 5.65% 2012	7,500	6,763
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,555
Hartford Life Insurance Co. 1.194% 2012[3]	2,500	2,000
Glen Meadow Pass-Through Trust 6.505% 2067[3,4]	7,250	2,844
Standard Chartered Bank 6.40% 2017[4]	4,020	3,220
Standard Chartered Bank 8.00% 2031[4]	3,500	2,850
ERP Operating LP 6.625% 2012	2,000	1,921
ERP Operating LP 5.25% 2014	4,000	3,374
Barclays Bank PLC 5.45% 2012	4,000	3,983
Barclays Bank PLC 6.05% 2017[4]	600	498
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[3,4]	600	204
Barclays Bank PLC 7.70% (undated)[3,4]	1,000	498
SLM Corp., Series A, 2.27% 2009[3]	5,000	5,000
Genworth Financial, Inc. 4.75% 2009	5,000	4,934
ACE INA Holdings Inc. 5.875% 2014	5,000	4,887
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	4,750	4,502
KeyBank NA 5.50% 2012	4,500	4,237
Resona Bank, Ltd. 5.85% (undated)[3,4]	7,000	3,189
SunTrust Banks, Inc. 7.25% 2018	3,000	3,036
ING Security Life Institutional Funding 4.25% 2010[4]	3,000	2,941
Union Bank of California, NA 5.95% 2016	3,000	2,687
CIT Group Inc. 5.125% 2014	4,500	2,672
HSBC Finance Corp. 2.633% 2016[3]	4,400	2,627
International Lease Finance Corp. 5.00% 2010	3,280	2,513
US Bank NA 4.95% 2014	2,550	2,487
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,272
Société Générale 5.75% 2016[4]	2,200	1,933
ProLogis 6.625% 2018	3,000	1,691
Nationwide Mutual Insurance 5.81% 2024[3,4]	2,000	1,241
Capmark Financial Group Inc. 6.375% 2012	4,000	918
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	1,910	258
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[3,7]	9,500	1
BNP Paribas 5.125% 2015[4]	260	225
		514,076

Industrials — 2.42%
Canadian National Railway Co. 4.95% 2014	17,850	17,879
Canadian National Railway Co. 5.85% 2017	7,000	7,010
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[1]	331	331
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	14,413
Union Pacific Corp. 5.125% 2014	6,125	5,927
Union Pacific Corp. 5.75% 2017	1,515	1,453
Union Pacific Corp. 5.70% 2018	7,465	7,091
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	11,751	10,001
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,675	1,576
Caterpillar Inc. 4.50% 2009	6,750	6,766
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	956
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	3,802
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	13,860	10,832
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 2.567% 2015[1,3]	10,000	6,389
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	3,940	2,719
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,910	1,049
Honeywell International Inc. 3.875% 2014	10,100	10,047
John Deere Capital Corp., Series D, 4.50% 2013	4,000	3,946
John Deere Capital Corp., Series D, 4.90% 2013	5,000	4,971
Norfolk Southern Corp. 5.75% 2016[4]	7,190	6,993
Lockheed Martin Corp. 4.121% 2013	5,000	5,070
Raytheon Co. 5.375% 2013	5,000	4,961
General Electric Co. 5.00% 2013	2,000	1,955
General Electric Capital Corp., Series A, 5.625% 2017	3,000	2,619
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,210
Atlas Copco AB 5.60% 2017[4]	4,000	3,810
CSX Corp. 5.75% 2013	1,635	1,555
CSX Corp. 6.15% 2037	720	529
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	788	761
		149,621

Telecommunication services — 2.18%
BellSouth Corp. 4.20% 2009	12,000	12,141
SBC Communications Inc. 6.25% 2011	34,250	35,729
AT&T Inc. 4.95% 2013	8,250	8,275
Verizon Communications Inc. 5.25% 2013	7,200	7,316
Verizon Communications Inc. 7.375% 2013[4]	5,000	5,311
Verizon Communications Inc. 5.55% 2014[4]	11,170	11,117
Verizon Communications Inc. 8.75% 2018	5,000	5,728
France Télécom 7.75% 2011[3]	12,500	13,435
Vodafone Group PLC 7.75% 2010	9,525	9,902
British Telecommunications PLC 5.15% 2013	8,870	8,153
Singapore Telecommunications Ltd. 6.375% 2011[4]	7,000	7,439
Deutsche Telekom International Finance BV 8.50% 2010[3]	5,000	5,258
Telecom Italia Capital SA 4.95% 2014	4,225	3,644
Telicom Italia Capital SA 6.00% 2034	1,525	1,092
		134,540

Consumer staples — 1.98%
Diageo Capital PLC 7.375% 2014	926	1,031
Diageo Capital PLC 5.75% 2017	14,695	14,663
Altria Group, Inc. 8.50% 2013	4,000	4,321
Altria Group, Inc. 7.75% 2014	7,500	7,894
Walgreen Co. 4.875% 2013	10,500	11,100
Walgreen Co. 5.25% 2019	1,000	988
Costco Wholesale Corp. 5.30% 2012	10,700	11,343
Anheuser-Busch InBev NV 7.20% 2014[4]	10,000	10,386
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,798
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,097
Unilever Capital Corp. 3.65% 2014	7,500	7,439
Procter & Gamble Co. 3.50% 2015	7,500	7,427
CVS Caremark Corp. 5.88% 2028[1,4]	9	7
CVS Corp. 6.036% 2028[1,4]	3,257	2,492
CVS Caremark Corp. 6.943% 2030[1,4]	5,980	4,642
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	6,705
Kroger Co. 7.50% 2014	6,030	6,664
Tesco PLC 5.50% 2017[4]	6,840	6,661
Kimberly-Clark Corp. 7.50% 2018	4,500	5,183
H.J. Heinz Co. 15.59% 2011[3,4]	3,200	3,552
		122,393

Utilities — 1.74%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,318
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,708
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,095
Electricité de France SA 5.50% 2014[4]	10,000	10,542
National Grid PLC 6.30% 2016	10,990	10,509
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,520
Ohio Power Co., Series J, 5.30% 2010	8,000	8,086
Scottish Power PLC 4.91% 2010	4,000	3,949
Scottish Power PLC 5.375% 2015	4,000	3,502
Georgia Power Co., Series V, 4.10% 2009	7,000	7,029
E.ON International Finance BV 5.80% 2018[4]	5,000	4,788
Veolia Environnement 5.25% 2013	4,350	4,266
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	3,583
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	500	463
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,056
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,772
Public Service Co. of Colorado 5.80% 2018	2,250	2,346
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,281
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,550
		107,363

Health care — 1.68%
Roche Holding Inc. 5.00% 2014[4]	29,500	29,838
Roche Holding Inc. 6.00% 2019[4]	5,000	5,154
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,120
GlaxoSmithKline Capital Inc. 5.65% 2018	7,000	7,220
Novartis Capital Corp. 4.125% 2014	7,500	7,578
Novartis Securities Investment Ltd. 5.125% 2019	10,000	9,913
AstraZeneca PLC 5.40% 2012	7,000	7,464
WellPoint, Inc. 6.00% 2014	4,400	4,408
WellPoint, Inc. 5.875% 2017	3,000	2,802
Schering-Plough Corp. 6.00% 2017	5,000	5,030
Abbott Laboratories 5.875% 2016	3,225	3,424
Abbott Laboratories 5.125% 2019	1,150	1,140
UnitedHealth Group 6.00% 2017	4,750	4,450
Hospira, Inc. 5.55% 2012	2,500	2,399
		103,940

Energy — 1.23%
Chevron Corp. 3.95% 2014	18,000	18,124
TransCanada PipeLines Ltd. 6.50% 2018	5,000	4,976
TransCanada PipeLines Ltd. 7.125% 2019	1,920	1,985
TransCanada PipeLines Ltd. 6.35% 2067[3]	10,050	6,089
Rockies Express Pipeline LLC 6.25% 2013[4]	11,300	11,007
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	4,738
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,719
ConocoPhillips 5.75% 2019	7,250	7,131
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	4,019
Enterprise Products Operating LLC 5.65% 2013	3,500	3,351
Qatar Petroleum 5.579% 2011[1,4]	2,778	2,653
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	2,833	2,624
Sunoco, Inc. 5.75% 2017	3,000	2,466
Enbridge Inc. 5.60% 2017	2,500	2,234
		76,116

Consumer discretionary — 0.99%
Time Warner Cable Inc. 6.20% 2013	12,000	11,632
Target Corp. 6.00% 2018	7,555	7,469
Kohl’s Corp. 7.375% 2011	4,175	4,268
Kohl’s Corp. 6.00% 2033	450	300
Kohl’s Corp. 6.875% 2037	2,550	1,902
Thomson Reuters Corp. 5.95% 2013	6,380	6,307
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,294
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,221
Walt Disney Co. 4.70% 2012	5,000	5,156
Home Depot, Inc. 2.046% 2009[3]	1,500	1,457
Home Depot, Inc. 5.20% 2011	3,000	3,014
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	2,873
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	905
Comcast Corp. 6.30% 2017	2,750	2,670
News America Inc. 6.90% 2019[4]	1,750	1,660
Staples, Inc. 9.75% 2014	1,000	1,050
Federated Retail Holdings, Inc. 5.35% 2012	800	604
		61,782

Information technology — 0.55%
National Semiconductor Corp. 6.15% 2012	6,500	5,101
National Semiconductor Corp. 6.60% 2017	5,000	3,381
Oracle Corp. 4.95% 2013	7,500	7,850
Western Union Co. 5.40% 2011	6,750	6,729
Cisco Systems, Inc. 5.25% 2011	5,750	6,082
International Business Machines Corp. 1.764% 2011[3]	5,000	4,922
		34,065

Materials — 0.09%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	6,250	5,687

Total corporate bonds & notes		1,309,583

FEDERAL AGENCY BONDS & NOTES — 7.65%
Fannie Mae 2.875% 2010	20,740	21,255
Fannie Mae 1.75% 2011	15,000	15,020
Fannie Mae 5.50% 2011	5,000	5,392
Fannie Mae 6.00% 2011	35,000	38,280
Fannie Mae 5.25% 2012	28,370	29,448
Fannie Mae 2.875% 2013	6,250	6,308
Fannie Mae 4.625% 2013	14,000	14,103
Fannie Mae 5.375% 2017	7,080	7,955
Freddie Mac 4.125% 2009	20,000	20,348
Freddie Mac 6.625% 2009	16,695	17,236
Freddie Mac 2.875% 2010	20,035	20,542
Freddie Mac 5.875% 2011	41,667	43,738
Freddie Mac 5.75% 2016	29,680	30,629
Federal Home Loan Bank 2.875% 2011	15,000	15,355
Federal Home Loan Bank 3.375% 2011	5,000	5,194
Federal Home Loan Bank 4.625% 2012	20,000	21,671
Federal Home Loan Bank 5.375% 2016	5,000	5,562
Federal Home Loan Bank 5.375% 2016	1,420	1,555
Federal Home Loan Bank 5.625% 2016	19,020	18,911
Federal Home Loan Bank 4.75% 2018	1,625	1,680
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,202
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	22,277
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	17,750	18,863
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,607
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	5,665	5,985
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,166
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,734
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,041
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,426
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,660
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,450
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,430
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,404
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,223
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,202
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	5,500	5,684
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,068
CoBank ACB 2.596% 2022[3,4]	1,720	1,211
		472,815

ASSET-BACKED OBLIGATIONS[1] — 6.25%
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4,146	4,161
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,485
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,847
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,479
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,633
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	2,990	2,869
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	3,600	3,348
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	5,000	4,758
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	9,479
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	5,117
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.525% 2014[3]	1,750	1,063
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	8,216	7,474
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	13,849	12,525
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.161% 2012[3]	7,000	5,334
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	9,000	8,924
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	2,660
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	660	661
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,321
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,297
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	9,193	8,938
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	5,618
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[4]	520	504
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[4]	650	612
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	3,003	2,803
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	3,863	3,247
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	9,350	6,665
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	13,367	13,488
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	4,862
Chase Issuance Trust, Series 2006-8, Class A, 0.521% 2016[3]	10,000	8,532
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,810
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	2,283	2,261
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	6,029	5,524
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,835
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	12,398
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	6,470	5,731
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	7,000	5,822
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 0.485% 2013[3,4]	2,500	2,382
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[4]	1,000	600
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,000	5,903
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.505% 2015[3,4]	2,000	1,423
BA Credit Card Trust, Series 2007-B1, Class B-1, 0.535% 2012[3]	5,000	4,426
BA Credit Card Trust, Series 2006-6, Class A, 0.485% 2013[3]	6,000	5,507
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,666
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 0.711% 2013[3]	6,500	6,214
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	8,500	8,377
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,445	1,394
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	4,250	3,614
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,000	3,256
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.585% 2012[3]	10,000	7,503
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	7,217	7,183
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	7,044
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[3,4]	6,964	6,492
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	8,000	6,478
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	6,291	6,434
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	5,832	5,860
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	7,912	5,642
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,723	1,732
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,059	2,930
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	5,750	4,414
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[3,4]	6,584	4,349
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,015
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	4,080	3,995
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,322	2,699
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,248	1,127
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[3]	4,310	3,478
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,3,4]	3,687	3,392
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	4,000	3,385
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	4,250	3,383
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	2,907
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.974% 2034[3]	5,429	2,840
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,796	2,750
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	4,513	2,261
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.774% 2037[3]	16,379	2,106
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,4]	3,334	2,100
CWABS, Inc., Series 2006-24, Class 2-A-3, 0.624% 2047[3]	5,000	1,957
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	2,064	1,867
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	497	487
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,323
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	1,706	1,670
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[2,4]	1,640	1,640
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,693	1,613
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	577	445
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,359	1,056
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.611% 2037[3]	5,843	1,275
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3]	1,155	1,126
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3]	3,543	762
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[2,4]	640	628
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[3]	541	460
Advanta Business Card Master Trust, Series 2006-C1, Class C, 0.95% 2014[3]	2,000	300
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	271
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	254	218
		386,444

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.37%
Corporación Andina de Fomento 6.875% 2012	20,000	19,179
United Mexican States Government Global 5.875% 2014	3,500	3,563
		22,742

MUNICIPALS — 0.02%
California Maritime Infrastructure Auth., Taxable Lease Rev. Bonds
(San Diego Unified Port Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009[4]	1,392	1,394
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	292	251
		1,645

Total bonds & notes (cost: $5,854,995,000)		5,595,822

		Value
Preferred securities — 0.28%	Shares	(000)

FINANCIALS — 0.23%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	8,000,000	$6,729
Société Générale 5.922%[3,4]	7,688,000	3,302
Deutsche Bank Capital Funding Trust I 7.872%[3,4]	5,000,000	2,231
BAC Capital Trust XIII 2.396%[3]	4,290,000	866
Standard Chartered PLC 6.409%[3,4]	1,600,000	507
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	540,000	326
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	400,000	204
BNP Paribas 5.186% noncumulative[3,4]	115,000	53
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[3]	700,000	230
		14,448

U.S. GOVERNMENT AGENCY SECURITIES — 0.05%
US AgBank 6.11%[3,4]	4,250,000	2,749

Total preferred securities (cost: $29,816,000)		17,197

	Principal amount
Short-term securities — 9.27%	(000)

U.S. Treasury Bills 0.205%–0.275% due 3/5–5/7/2009	$156,500	156,465
Federal Home Loan Bank 0.18%–0.40% due 3/3–6/15/2009	120,500	120,407
Procter & Gamble International Funding S.C.A. 0.27%–0.35% due 3/13–4/13/2009[4]	64,500	64,476
Coca-Cola Co. 0.20%–0.35% due 3/11–4/6/2009[4]	55,200	55,182
Hewlett-Packard Co. 0.22%–0.28% due 3/10–3/17/2009[4]	28,200	28,196
Yale University 0.45% due 4/8/2009	28,195	28,181
Abbott Laboratories 0.30% due 4/3/2009[4]	27,000	26,992
NetJets Inc. 0.31% due 4/2/2009[4]	25,800	25,793
Caterpillar Financial Services Corp. 0.12% due 3/2/2009	24,560	24,560
Freddie Mac 0.30%–0.45% due 3/18–5/28/2009	24,500	24,487
Medtronic Inc. 1.25% due 3/9/2009[4]	17,100	17,096
Private Export Funding Corp. 0.19% due 3/5/2009[4]	1,500	1,500

Total short-term securities (cost: $573,371,000)		573,335

Total investment securities (cost: $6,458,182,000)		6,186,354
Other assets less liabilities		(3,470)

Net assets		$6,182,884

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $132,979,000, which represented 2.15% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $928,411,000, which represented 15.02% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $2,749,000) may be subject to legal or contractual restrictions on resale.

[7]	Scheduled interest and/or principal payment was not received.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-923-0409O-S15801

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2009